COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Exhibit 99.25

Data Compare
Run Date - 02/10/2026 10:19:51 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXX	XXXX	4350119610	Doc Type	Alternative	Bank Statement	12-month Bank Statement
XXXX	XXXX	XXXX	4350119610	PITI	XXXX	XXXX	$XXXX full PITI
XXXX	XXXX	XXXX	4350119610	Property Zip	XXXX	XXXX	Verified